Leases - Summary of Minimum Lease Commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Lessee Lease Description [Line Items]
2021	$ 1,761
2022	1,655
2023	1,655
2024	1,655
2025	1,642
Total future undiscounted minimum lease payments	$ 11,208
Minimum [Member]
Lessee Lease Description [Line Items]
2021		$ 712
2022		766
2023		763
2024		762
2025		762
Thereafter		1,708
Total future undiscounted minimum lease payments		$ 5,473